Share-Based Compensation (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Himax Media Solutions [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of shares, Balance	288,500	1,179,125	1,541,562
Number of shares, Granted	0	0	9,750
Number of shares, Exercised	0	0	0
Number of shares, Forfeited	(11,250)	(890,625)	(372,187)
Number of shares, Balance	277,250	288,500	1,179,125	1,541,562
Number of shares, Exercisable	277,250
Weighted average exercise price, Balance	$ 1.244	$ 1.690	$ 1.696
Weighted average exercise price, Granted	$ 0	$ 0	$ 1.856
Weighted average exercise price, Exercised	$ 0	$ 0	$ 0
Weighted average exercise price, Forfeited	$ 1.244	$ 1.834	$ 1.721
Weighted average exercise price, Balance	$ 1.244	$ 1.244	$ 1.690	$ 1.696
Weighted average exercise price, Exercisable	$ 1.244
Weighted average remaining contractual term, Balance (in years)	0 years	0 years	9 months 19 days	1 year 9 months 19 days
Imaging Taiwan [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of shares, Balance	1,400,000	1,050,000	0
Number of shares, Granted	0	425,000	1,115,000
Number of shares, Exercised	0	0	0
Number of shares, Forfeited	(90,000)	(75,000)	(65,000)
Number of shares, Balance	1,310,000	1,400,000	1,050,000
Number of shares, Exercisable	655,000
Weighted average exercise price, Balance	$ 1.003	$ 1.004	$ 0
Weighted average exercise price, Granted	$ 0	$ 1.000	$ 1.004
Weighted average exercise price, Exercised	$ 0	$ 0	$ 0
Weighted average exercise price, Forfeited	$ 1.002	$ 1.004	$ 1.004
Weighted average exercise price, Balance	$ 1.003	$ 1.003	$ 1.004
Weighted average exercise price, Exercisable	$ 1.003
Weighted average remaining contractual term, Balance (in years)	1 year 6 months	2 years 6 months	3 years 6 months